Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

In addition to the related party transactions detailed in Note 4 above, the Company paid its Officers and Directors cash compensation totaling $17,344 and $12,415 and $95,131 and $55,380 for the three and six month periods ended June 30, 2018 and 2017, respectively. The Company also paid its Officers and Directors non-cash compensation in the form of shares of common stock valued at $429,300 and $336,000 and $429,300 and $336,000 during the three and six month periods ended June 30, 2018 and 2017 respectively. In June 2018 the Company expensed an additional $429,300 in compensation to the directors in exchange for 81,000,000 shares of $0.001 par value common stock issued in June 2018 valued at $0.0053 per share. Stock issued for executive compensation is valued at the closing price on the date of issuance.

In December 2016, the Company received monies from our CEO in exchange for a note payable having a principal of $90,000 Canadian ($67,032 US) with interest at 12% due March 31, 2017. The Note is convertible any time after the date of issuance into shares of our Common Stock at a price 35% below market value. We estimated that the fair value of the convertible debt approximates the face value, so no value has been assigned to the beneficial conversion feature. This Note is collateralized by all of the assets of the Company. On March 31, 2017, the note, together with accrued interest of $3,021 Canadian ($2,271 US) and an additional principal amount of $3,000 Canadian ($2,247 US) paid to the Company on March 28, 2017, was renewed for a 90-day period under the same terms and conditions as the original note. The new note now having a face value of $96,021 Canadian ($72,198 US) was due on June 30, 2017. On June 30, 2017, the note, together with accrued interest of $2,873 Canadian ($2,005 US), was renewed for a 90-day period under the same terms and conditions as the original note except that the new note is nonconvertible. The new note now having a face value of $98,894 Canadian ($76,072US) is due on September 30, 2017. On September 30, 2017, the note, together with accrued interest of $2,991 Canadian ($2,397 US), was renewed for a 90-day period under the same terms and conditions as the original note except that the new note is nonconvertible. The new note now having a principal balance of $101,885 Canadian ($81,640 US) matures December 31, 2017. On December 31, 2017, the note was renewed for a 12-month period under the same terms and conditions as the original note except that this note is unsecured and non-convertible. The new note has a face value of $104,942 Canadian ($84,649 US) and matures on December 31, 2018.

A note payable held by a private individual who subsequently became a principal shareholder of the Company having a face value of $100,000 at December 31, 2016 and a maturity date of March 31, 2017, accrues interest at 12%. The Note is convertible any time from the date of issuance into $0.001 par value Common Stock at a 35% discount from market price. On March 31, 2017, the note’s principal balance of $100,000 plus accrued interest of $11,715 was renewed for a period of 90 days under the same terms and conditions as the original note. The new note now having a face value of $111,715 matures on June 30, 2017. On June 30, 2017, the note’s principal balance of $111,715 plus accrued interest of $3,342 was renewed for a period of 90 days under the same terms and conditions as the original note. The new note now having a face value of $115,057 matures on September 30, 2017. On September 30, 2017, the note’s principal balance of $115.057 plus accrued interest of $3,480 was renewed for a period of 90 days under the same terms and conditions as the original note. The new note now having a principal balance of $118,537 matures on December 31, 2017. On December 31, 2017 the note was renewed for a 12-month period under the same terms and conditions as before. The new note has a face value of $122,093 and matures on December 31, 2018.

Until June 1, 2017, the Company’s principal place of business was located at 469 Jean-Talon West, 3rd Floor, Montreal, Quebec, Canada H3N R4.  This was also the location of the Company’s former licensor, Advanomics Corporation (“Advanomics”), who provided this space to the Company on a rent free basis in 2015 and 2016.  Starting January 1, 2017, the Company took over the lease from Advanomics for this space until it moved to its current location in June 2017.

In February and April 2016, the Company paid $30,000 and $50,487 to Advanomics for the balance of 2015 licensing fees.

In 2016, Advanomics Corporation paid on behalf of the Company $13,725 Canadian in patenting fees. Advanomics was fully reimbursed by the Company in January 2017.

Dr. Steve N. Slilaty, the Company’s Chief Executive Officer and a Director, is an Officer, Director and principal shareholder of Advanomics.

During the period ended December 31, 2017, the Company issued to its Directors and Officers 42,000,000 shares of $0.001 par value Common Stock valued at $336,000 or $0.008 per share. In addition, the Directors and Officers were paid an aggregate of $184,271 for their services in 2017. Of this amount, $147,695 was paid to Advanomics Corporation, a company controlled by the CEO of the Company.

During the period ended December 31, 2016, the Company issued 78,000,000 shares of $0.001 par value Common Stock to the three Company officers valued at $241,800 or $0.0031 per share. During the same period, the Company also issued to the Board of Directors 36,000,000 shares of $0.001 par value Common Stock valued at $252,000 or $0.0078 per share. In addition, the Company paid its officers $5,597 in cash.